Other Liabilities, Provisions, Contingencies and Commitments - Other Current Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Short-term employee benefits			$ 14,722	$ 14,228
Accrued expenses			14,991	16,517
Other			200	1,625
Accounts payable	$ 1,661		$ 29,913	$ 32,370

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4